About the presentation of our financial statements (Policies)	12 Months Ended
Dec. 31, 2024
Disclosure of initial application of standards or interpretations [abstract]
The basis of preparation	The basis of preparation
The financial information included in the financial statements for the year ended 31 December 2024, and for the related comparative periods, has been prepared:
–under the historical cost convention, as modified by the
revaluation of certain financial instruments, the impact of fair value hedge accounting on the hedged items and the accounting for post-employment assets and obligations
–on a going concern basis, management has prepared detailed
cash flow forecasts for at least 12 months and has updated life-of-
mine plan models with longer-term cash flow projections, which demonstrate that we will have sufficient cash, other liquid
resources and undrawn credit facilities to enable us to meet our obligations as they fall due
–to meet international accounting standards as issued by the
International Accounting Standards Board (IASB) and interpretations issued from time to time by the IFRS Interpretations Committee (IFRS
IC), which are mandatory at 31 December 2024.
The above accounting standards and interpretations are collectively referred to as “IFRS” in this report and contain the principles we use to create our accounting policies. Where necessary, adjustments are made to the locally reported assets, liabilities, and results of subsidiaries, joint arrangements and associates to align their accounting policies with ours for consistent reporting.

The basis of consolidation	The basis of consolidation
The financial statements consolidate the accounts of Rio Tinto plc and
Rio Tinto Limited (together “the Companies”) and their respective subsidiaries (together “the Rio Tinto Group”, “the Group”, “we”, “our”)
and include the Group’s share of joint arrangements and associates.
We consolidate subsidiaries where either of the companies controls the entity. Control exists where either of the companies has: power over the entities, that is, existing rights that give it the current ability to direct the relevant activities of the entities (those that significantly affect the companies’ returns); exposure, or rights, to variable returns from its involvement with the entities; and the ability to use its power to affect those returns. A list of principal subsidiaries is shown in note
30.
A joint arrangement is an arrangement in which 2 or more parties have joint control. Joint control is the contractually agreed sharing of control such that decisions about the relevant activities of the arrangement
(those that significantly affect the companies’ returns) require the unanimous consent of the parties sharing control. We have 2 types of joint arrangements: joint operations (JOs) and joint ventures (JVs). A JO is a joint arrangement in which the parties that share joint control have rights to the assets and obligations for the liabilities relating to the arrangement. This includes situations where the parties benefit from the joint activity through a share of the output, rather than by receiving a share of the results of trading. For our JOs, we recognise: our share of assets and liabilities; revenue from the sale of our share of the output and our share of any revenue generated from the sale of the output by the JO; and its share of expenses. All such amounts are measured in accordance with the terms of the arrangement, which is usually in proportion to our interest in the JO. These amounts are recorded in our financial statements on the appropriate lines. Our principal JOs are shown in note 31. A JV is a joint arrangement in which the parties that share joint control have rights to the net assets of the arrangement. JVs are accounted for using the equity accounting method.
An associate is an entity over which we have significant influence.
Significant influence is presumed to exist where there is neither control nor joint control and the Group has over 20% of the voting rights, unless it can be clearly demonstrated that this is not the case.
Significant influence can arise where we hold less than 20% of the voting rights if we have the power to participate in the financial and operating policy decisions affecting the entity. It also includes situations of collective control.
We use the term “equity accounted units” (EAUs) to refer to
associates and JVs collectively. Under the equity accounting method, the investment is recorded initially at cost to the Group, including any goodwill on acquisition. In subsequent periods, the carrying amount of the investment is adjusted to reflect the Group’s share of the EAUs’
retained post-acquisition profit or loss and other comprehensive income. Our principal JVs and associates are shown in note 32.
In some cases, we participate in unincorporated arrangements and have rights to our share of the assets and obligations for our share of the liabilities of the arrangement rather than a right to a net return, but we do not share joint control. In such cases, we account for these arrangements in the same way as our joint operations, with all such amounts measured in accordance with the terms of the arrangement, which is usually in proportion to our interest in the arrangement.
All intragroup transactions and balances are eliminated
on consolidation.

Currency	Currency

Other relevant judgements - identification of functional currency
We present our financial statements in USD, as that presentation currency most reliably reflects the global business performance of the
Group as a whole.
The functional currency for each subsidiary, unincorporated arrangement, joint operation and equity accounted unit is the currency of the primary economic environment in which it operates. For businesses that reside in developed economies, the functional currency is generally the currency of the country in which it operates because of the dominance of locally incurred costs. If the business resides in an emerging economy, the USD is generally identified to be the functional currency as a higher proportion of costs, particularly imported goods and services, are agreed and paid in USD, in common with other international investors. Determination of functional currency involves judgement, and other companies may make different judgements based on similar facts.
The determination of functional currency affects the measurement of non-current assets included in the balance sheet and, as a consequence, the depreciation and amortisation of those assets included in the income statement. It also impacts exchange gains and losses included in the income statement and in equity. We also apply judgement in determining whether settlement of certain intragroup loans is neither planned nor likely in the foreseeable future and, therefore, whether the associated exchange gains and losses can be taken to equity. During 2024, A$15,717 million (2023:
A$15,102 million) of intragroup loans continued to meet these criteria; associated exchange gains and losses are taken to equity.

On consolidation, income statement items for each entity are translated from the functional currency into USD at the full-year average rate of exchange, except for material one-off transactions, which are translated at the rate prevailing on the transaction date. Balance sheet items are translated into USD at period-end exchange rates.
Exchange differences arising on the translation of the net assets of entities with functional currencies other than USD are recognised directly in the currency translation reserve. These translation differences are shown in the statement of comprehensive income, with the exception of the translation adjustment relating to Rio Tinto Limited’s share capital, which is shown in the statement of changes in equity.
Where an intragroup balance is, in substance, part of the Group’s net investment in an entity, exchange gains and losses on that balance are taken to the currency translation reserve.
Except as noted above, or where exchange differences are deferred as part of a cash flow hedge, all other differences are charged or credited to the income statement in the year in which they ariseThe principal exchange rates used in the preparation of the financial statements were:

	Full-year average			Year-end
One unit of local currency buys the following number of USD	2024	2023	2022	2024	2023	2022
Pound sterling	1.28	1.24	1.24	1.25	1.28	1.21
Australian dollar	0.66	0.66	0.69	0.62	0.69	0.68
Canadian dollar	0.73	0.74	0.77	0.70	0.76	0.74
Euro	1.08	1.08	1.05	1.04	1.11	1.07
South African rand	0.055	0.054	0.061	0.053	0.054	0.059

Mineral Reserves and Mineral Resources	Ore Reserves and Mineral Resources
A Mineral Resource is a concentration or occurrence of solid material of economic interest in or on the Earth’s crust in such form, grade (or quality), and quantity that there are reasonable prospects for eventual economic extraction. An Ore Reserve is the economically mineable part of a measured or indicated Mineral Resource.
The estimation of Ore Reserves and Mineral Resources requires judgement to interpret available geological data and subsequently to select an appropriate mining method and then to establish an extraction schedule. At least annually, the Qualified Persons of the
Group (according to the Australasian Code for Reporting of
Exploration Results, Mineral Resources and Ore Reserves (the JORC
Code)), estimate Ore Reserves and Mineral Resources using
assumptions such as:
–available geological data
–expected future commodity prices and demand
–exchange rates
–production costs
–transport costs
–close-down and restoration costs
–recovery rates
–discount rates
–renewal of mining licences
With regard to our future commodity price assumptions, to calculate our Ore Reserves and Mineral Resources for our filing on the
Australian Securities Exchange and London Stock Exchange, we use
prices generated by our Strategy and Economics team. For this Form
20-F, we use consensus price or historical pricing and comply with subpart 1300 of Regulation S-K (SK-1300), instead of with the JORC
Code.
We use judgement as to when to include Mineral Resources in
accounting estimates, for example, the use of Mineral Resources in our depreciation policy as described in note 13 and in the
determination of the date of closure as described in note 14.
There are many uncertainties in the estimation process and
assumptions that are valid at the time of estimation may change significantly when new information becomes available. New
geological or economic data or unforeseen operational issues may change estimates of Ore Reserves and Mineral Resources. This could cause material adjustments in our financial statements to:
–depreciation and amortisation rates
–carrying values of intangible assets and property, plant and equipment
–deferred stripping costs
–provisions for close-down and restoration costs
–recovery of deferred tax assets.
Impairment charges net of reversals	4 Impairment charges net of reversals continued
Where unobservable inputs are material to the measurement of the recoverable amount, FVLCD is based on the best information available to reflect the amount the Group could receive for the CGU in an orderly transaction between market participants at the measurement date. This is often estimated using discounted cash flow techniques and is classified as level 3 in the fair value hierarchy.
Where the recoverable amount is assessed using FVLCD based on discounted cash flow techniques, the resulting estimates are based on detailed life-of-mine and long-term production plans. These may include anticipated expansions which are at the evaluation stage of study.
The cash flow forecasts for FVLCD purposes are based on management’s best estimates of expected future revenues and costs, including the future cash costs of production, capital expenditure, and closure, restoration and environmental costs. For the purposes of determining FVLCD from a market participant’s perspective, the cash flows incorporate management’s price and cost assumptions in the short and medium term. In the longer term, operating margins are assumed to remain constant where appropriate, as it is considered unlikely that a market participant would prepare detailed forecasts over a longer term. The cash flow forecasts may include net cash flows expected to be realised from the extraction, processing and sale of material that does not currently qualify for inclusion in Ore Reserves. Such non-reserve material is only included when there is a high degree of confidence in its economic extraction. This expectation is usually based on preliminary drilling and sampling of areas of mineralisation that are contiguous with existing Ore Reserves. Typically, the additional evaluation required to achieve reserves status for such material has not yet been done because this would involve incurring evaluation costs earlier than is required for the efficient planning and operation of the mine.
As noted above, cost levels incorporated in the cash flow forecasts for FVLCD purposes are based on the current life-of-mine plan or long-term production plan for the CGU. This differs from value in use which requires future cash flows to be estimated for the asset in its current condition and therefore does not include future cash flows associated with improving or enhancing an asset’s performance. Anticipated enhancements to assets may be included in FVLCD calculations and, therefore, generally result in a higher value.
Where the recoverable amount of a CGU is dependent on the life of its associated orebody, expected future cash flows reflect the current life-of-
mine and long-term production plans; these are based on detailed research, analysis and iterative modelling to optimise the level of return from investment, output and sequence of extraction. The mine plan takes account of all relevant characteristics of the orebody, including waste-to-ore ratios, ore grades, haul distances, chemical and metallurgical properties of the ore impacting process recoveries, and capacities of processing equipment that can be used. The life-of-mine plan and long-term production plans are, therefore, the basis for forecasting production output and production costs in each future year.
Forecast cash flows for Ore Reserve estimation for JORC purposes are generally based on Rio Tinto’s commodity price forecasts, which assume short-term market prices will revert to the Group’s assessment of the long-term price, generally over a period of 3 to 5 years. For most commodities, these forecast commodity prices are derived from a combination of analyses of the marginal costs of the producers and the incentive price of these commodities. These assessments often differ from current price levels and are updated periodically. The Group does not believe that published medium- and long-term forward prices necessarily provide a good indication of future levels because they tend to be strongly influenced by spot prices. The price forecasts used for Ore Reserve estimation are generally consistent with those used for impairment testing unless management deems that in certain economic environments a market participant would not assume Rio Tinto’s view on prices, in which case in preparing FVLCD impairment calculations management estimates the assumptions that a market participant would be expected to use.
Forecast future cash flows of a CGU take into account the sales prices under existing sales contracts.
The discount rates applied to the future cash flow forecasts represent an estimate of the rate the market participant would apply having regard to the time value of money and the risks specific to the asset for which the future cash flow estimates have not been adjusted. The Group’s weighted average cost of capital is generally used as a starting point for determining the discount rates, with appropriate adjustments for the risk profile of the countries in which the individual CGUs operate. For final feasibility studies and Ore Reserve estimation, internal hurdle rates, which are generally higher than the Group’s weighted average cost of capital, are used. For developments funded with project finance, the debt component of the weighted average cost of capital may be calculated by reference to the specific interest rate of the project finance and anticipated leverage of the project.
For operations with a functional currency other than the US dollar, the impairment review is undertaken in the relevant functional currency. In estimating FVLCD, internal forecasts of exchange rates take into account spot exchange rates, historical data and external forecasts, and are kept constant in real terms after 5 years. The great majority of the Group’s sales are based on prices denominated in US dollars. To the extent that the currencies of countries in which the Group produces commodities strengthen against the US dollar without an increase in commodity prices, cash flows and, therefore, net present values, are reduced. Management considers that, over the long term, there is a tendency for movements in commodity prices to compensate to some extent for movements in the value of the US dollar, particularly against the Australian dollar and Canadian dollar, and vice versa. However, such compensating changes are not synchronised and do not fully offset each other. In estimating value in use, the present value of future cash flows in foreign currencies is translated at the spot exchange rate on the testing date.
Generally, discounted cash flow models are used to determine the recoverable amount of CGUs. In this case, significant judgement is required to determine the appropriate estimates and assumptions used, and there is significant estimation uncertainty. In particular, for fair value less costs of disposal valuations, judgement is required to determine the estimates a market participant would use. The discounted cash flow models are most sensitive to the following estimates: the timing of project expansions; the cost to complete assets under construction; long-term commodity prices; production timing and recovery rates; exchange rates; operating costs; reserve and resource estimates; closure costs;
discount rates; allocation of long-term contract revenues between CGUs; and, in some instances, the renewal of mining licences. Some of these variables are unique to an individual CGU. Future changes in these variables may differ from management’s expectations and may materially alter the recoverable amounts of the CGUs.

Revenue by destination and product	Recognition and measurement
We recognise sales revenue related to the transfer of promised goods or services when control of the goods or services passes to the customer. The amount of revenue recognised reflects the
consideration to which the Group is, or expects to be, entitled in exchange for those goods or services.
Sales revenue is recognised on individual sales when control transfers to the customer. In most instances, control passes and sales revenue is recognised when the product is delivered to the vessel or vehicle on which it will be transported once loaded, the destination port or the customer’s premises. There may be circumstances when judgement is required based on the 5 indicators of control below:
–The customer has the significant risks and rewards of ownership and has the ability to direct the use of, and obtain substantially all of the remaining benefits from, the good or service.
–The customer has a present obligation to pay in accordance with the terms of the sales contract. For shipments under the Incoterms cost, insurance and freight (CIF)/carriage paid to (CPT)/cost and freight (CFR), this is generally when the ship is loaded, at which time the obligation for payment is for both product and freight.
–The customer has accepted the asset. Sales revenue may be
subject to adjustment if the product specification does not conform to the terms specified in the sales contract but this does not impact the passing of control. Assay and specification adjustments have historically been immaterial.
–The customer has legal title to the asset. The Group usually retains legal title until payment is received for credit risk purposes only.
–The customer has physical possession of the asset. This indicator may be less important as the customer may obtain control of an asset prior to obtaining physical possession, which may be the case for goods in transit.
Revenue is principally derived from sale of commodities. We sell the majority of our products on CFR or CIF Incoterms. This means that the
Group is responsible (acts as principal) for providing shipping services and, in some instances, insurance after the date at which control of goods passes to the customer at the loading port. The Group, therefore, has separate performance obligations for freight and insurance services that are provided solely to facilitate the sale of the products it produces.
Other Incoterms commonly used by the Group are free on board (FOB), where the Group has no responsibility for freight or insurance once control of the goods has passed at the loading port, and delivered at place (DAP), where control of the goods passes when the product is delivered to the agreed destination. For these Incoterms, there is only one performance obligation, being the provision of product at the point where control passes.
Within each sales contract, each unit of product shipped is a separate performance obligation. Revenue is generally recognised at the contracted price as this reflects the standalone selling price. Sales revenue excludes any applicable sales taxes. Sales of copper concentrate are stated net of the treatment and refining charges, which will be required to convert it to an end product.
The Group’s products are sold to customers under contracts that vary in tenure and pricing mechanisms, including some volumes sold on the spot market. Pricing for iron ore is on a range of terms, the majority being either monthly or quarterly average pricing
mechanisms, with a smaller proportion of iron ore volumes being sold on the spot market.
Certain of the Group’s products may be provisionally priced at the date revenue is recognised and a provisional invoice issued; however, substantially all iron ore and aluminium sales are reflected at final prices in the results for the period. Provisionally priced receivables are subsequently measured at fair value through the income statement under IFRS 9 “Financial Instruments” as described in note 24. The final selling price for all provisionally priced products is based on the price for the quotational period stipulated in the contract. Final prices for copper concentrate are normally determined between 30 and 120 days after delivery to the customer. The change in value of the provisionally priced receivable is based on relevant forward market prices and is included in sales revenue. Refer to “Other revenue” within the sales by product disclosure below.
Revenues from the sale of significant by-products, such as gold, are included in sales revenue. Third-party commodity swap arrangements principally for delivery and receipt of smelter-grade alumina are offset within operating costs. The sale and purchase of third-party production for own use or to mitigate shortfalls in our production are accounted for on a gross basis with sales presented within revenue from contracts with customers. Other operating income includes revenue incidental to the main revenue-generating activities of the operations and is treated as a credit to operating costs.
Typically, the Group has a right to payment before or at the point that control of the goods passes, including a right, where applicable, to payment for provisionally priced products and unperformed freight and insurance services. Cash received before control passes is recognised as a contract liability. The amount of consideration does not contain a significant financing component as payment terms are less than one year. We have a number of long-term contracts to supply products to customers in future periods. Generally, revenue is recognised on an invoice basis, as each unit sold is a separate performance obligation and therefore the right to consideration from a customer corresponds directly with our performance completed to date.
We do not disclose sales revenue from freight and insurance services separately as we do not consider that this is necessary in order to understand the impact of economic factors on the Group. Our Chief
Executive, the CODM as defined under IFRS 8 “Operating
Segments”, does not review information specifically relating to these sources of revenue in order to evaluate the performance of business segments and Group information on these sources of revenue is not provided externally.
Exploration and evaluation expenditure	Exploration and evaluation expenditure includes costs that are directly attributable to:
–researching and analysing existing exploration data
–conducting geological studies, exploratory drilling and sampling
–examining and testing extraction and treatment methods
–compiling various studies (order of magnitude, pre-feasibility and feasibility) and/or
–early works at mine sites prior to full notice to proceed.
Exploration expenditure relates to the initial search for deposits with economic potential. Expenditure on exploration activity undertaken by the
Group is not capitalised.
Evaluation expenditure relates to a detailed assessment of deposits or other projects (including smelter and refinery projects) that have been identified as having economic potential. These costs are also expensed until the business case for the project is sufficiently advanced. For greenfield projects, expensing typically continues to a later phase of study compared with brownfield expansions.
Taxation	Recognition and measurement
The taxation charge contains both current and deferred tax.
Current tax is the tax expected to be payable on the taxable income for the year calculated using rates applicable during the year. It includes adjustments for tax expected to be payable or recoverable in respect of previous periods. Where the amount of tax payable or recoverable is uncertain, we establish provisions based on either: the Group’s judgement of the most likely amount of the liability or recovery; or, when there is a wide range of possible outcomes, a probability weighted average approach.
Deferred tax is calculated in accordance with IAS 12, at the rate expected to apply when the asset is realised or liability settled, according to rates that have been enacted or substantively enacted at the balance sheet date. Deferred tax is generally recognised in respect of differences between the carrying values of assets and liabilities in the financial statements and their tax bases. Deferred tax assets are recognised to the extent it is probable that taxable profit will be available against which the deductible temporary difference can be utilised.
Deferred tax is not recognised on the initial recognition of goodwill or of assets and liabilities, other than in a business combination, that at the time of the transaction impact neither accounting nor taxable profit, except where the transaction gives rise to equal and offsetting taxable and deductible temporary differences. Deferred tax is not recognised in respect of investments in subsidiaries and associates and jointly controlled entities where the Group is able to control the timing of the reversal of the temporary difference and it is probable they will not reverse in the foreseeable future.
The mandatory exception to recognising and disclosing information related to deferred tax assets and liabilities related to Pillar Two income taxes has been applied as required by IAS 12. The Pillar Two global minimum tax of 15% formulated by the Organisation for Economic Co-
operation and Development (OECD) was substantively enacted by the United Kingdom on 20 June 2023, with application from 1 January 2024.
Exposure to additional taxation under Pillar Two is immaterial to the Group.
Current and deferred tax assets and liabilities are offset when the balances are related to taxes levied by the same taxing authority, there is a legally enforceable right to offset, and it is intended that they be settled on a net basis or realised simultaneously.
Goodwill and Intangible assets	Recognition and measurement
Goodwill is not amortised; it is tested annually at 30 September for impairment, or more frequently if events or changes in circumstances indicate a potential impairment. Refer to note 4 for further information.
Recognition and measurement
Purchased intangible assets are initially recorded at cost. Finite-life intangible assets are amortised over their useful economic lives on a straight line or units of production basis, as appropriate. Intangible assets that are deemed to have indefinite lives and intangible assets that are not yet ready for use are not amortised; they are reviewed annually for impairment or more frequently if events or changes in circumstances indicate a potential impairment.
The majority of our intangible assets relate to capitalised exploration and evaluation spend on undeveloped properties and contract-based water rights. The water rights were acquired with Alcan in Canada.
The carrying values for undeveloped properties are reviewed at each reporting date in accordance with IFRS 6 “Exploration for and Evaluation of Mineral Resources”. The indicators of impairment differ from the tests in accordance with IAS 36 in recognition of the subjectivity of estimating future cash flows for mineral interests under evaluation. Potential indicators of impairment include: expiry of the right to explore, substantive expenditure is no longer planned, commercially viable quantities of Mineral Resources have not been discovered and exploration activities will be discontinued, or sufficient data exists to indicate a future development would be unlikely to recover the carrying amount in full. When such impairment indicators have been identified, the recoverable amount and impairment charge are measured under IAS 36. Impairment reversals for undeveloped properties are not subject to special conditions within IFRS 6 and are therefore subject to the same monitoring for indicators of impairment reversal as other CGUs.
Exploration and evaluation
Evaluation expenditure relates to a detailed assessment of deposits or other projects (including smelter and refinery projects) that have been identified as having economic potential. Capitalisation of evaluation expenditure commences when there is a high degree of confidence that the
Group will determine that a project is commercially viable; that is, the project will provide a satisfactory return relative to its perceived risks and, therefore, it is considered probable that future economic benefits will flow to the Group. The Group’s view is that a high degree of confidence is greater than “more likely than not” (that is, greater than 50% certainty) and less than “virtually certain” (that is, less than 90% certainty).
Assessing whether there is a high degree of confidence that the Group will ultimately determine that an evaluation project is commercially viable requires judgement and consideration of all relevant factors such as: the nature and objective of the project, the project’s current stage, project timeline, current estimates of the project’s net present value (including sensitivity analyses for the key assumptions), and the main risks of the project. Development expenditure incurred prior to the decision to proceed is subject to the same criteria for capitalisation, being a high degree of confidence that the Group will ultimately determine that a project is commercially viable.
In some cases, undeveloped projects are regarded as successors to orebodies, smelters or refineries currently in production. Where this is the case, it is intended that these will be developed and go into production when the current source of ore is exhausted or when existing smelters or refineries are closed. Ore Reserves may be declared for an undeveloped mining project before its commercial viability has been fully determined. Evaluation costs may continue to be capitalised in between declaration of Ore Reserves and approval to mine as further work is undertaken in order to refine the development case to maximise the project’s returns.
Carbon credits and Renewable Energy Certificates
Carbon credits and Renewable Energy Certificates (RECs) acquired for our own use are accounted for as intangible assets, initially recorded at cost. They are amortised through the income statement when surrendered.
Contract-based intangible assets
The majority of the carrying value of our contract-based intangible assets relate to water rights in the Quebec region. These contribute to the efficiency and cost effectiveness of our aluminium operations as they enable us to generate electricity from hydropower stations.
Property, plant and equipment	Recognition and measurement
Property, plant and equipment is stated at cost, as defined in IAS 16 “Property, Plant and Equipment”, less accumulated depreciation and accumulated impairment losses. The cost of property, plant and equipment includes, where applicable, the estimated close-down and restoration costs associated with the asset.
Property, plant and equipment includes right-of-use assets arising from leasing arrangements, shown separately from owned and leasehold assets.
Once an undeveloped mining project has been determined as commercially viable and approval to mine has been given, further expenditure is capitalised under “capital works in progress” together with any amount transferred from “Exploration and evaluation”. Once the project enters into an operation phase, the amounts capitalised in capital work in progress are reclassified to their respective asset categories.
Costs incurred while commissioning new assets, in the period before they are capable of operating in the manner intended by management, are capitalised unless associated with pre-production revenue. Development costs incurred after the commencement of production are capitalised to the extent they are expected to give rise to a future economic benefit. Interest on borrowings related to construction or development projects is capitalised, at the rate payable on project-specific debt if applicable or at the Group or subsidiary’s cost of borrowing if not. This is performed until the point when substantially all the activities that are necessary to make the asset ready for its intended use are complete. It may be appropriate to use a subsidiary’s cost of borrowing when the debt was negotiated based on the financing requirements of that subsidiary.
Depreciation of non-current assets
Property, plant and equipment is depreciated over its useful life, or over the remaining life of the mine, smelter or refinery if that is shorter and there is no reasonable alternative use for the asset by the Group. Depreciation commences when an asset is available for use and therefore there is no depreciation for capital work in progress.
Straight line basis
Assets within operations for which production is not expected to fluctuate significantly from one year to another or which have a physical life shorter than the related mine are depreciated on a straight line basis as follows.

Type of Property, plant and equipment	Land and buildings		Plant and equipment
	Land	Buildings	Power-generating assets	Other plant and equipment
Depreciation profile	Not depreciated	5 to 50 years	See Power note below on page 189	3 to 50 years
The useful lives and residual values for material assets and categories of assets are reviewed annually and changes are reflected prospectively.
Units of production basis
For mining properties and leases and certain mining equipment, consumption of the economic benefits of the asset is linked to production.
Except as noted below, these assets are depreciated on the units of production basis.
In applying the units of production method, depreciation is normally calculated based on production in the period as a percentage of total expected production in current and future periods based on Ore Reserves and, for some mines, other Mineral Resources. Other Mineral Resources may be included in the calculations of total expected production in limited circumstances where there are very large areas of contiguous mineralisation, for which the economic viability is not sensitive to likely variations in grade, as may be the case for certain iron ore, bauxite and industrial mineral deposits, and where there is a high degree of confidence that the other Mineral Resources can be extracted economically. This would be the case when the other Mineral Resources do not yet have the status of Ore Reserves merely because the necessary detailed evaluation work has not yet been performed and the responsible technical personnel agree that inclusion of a proportion of Measured and Indicated Resources in the calculation of total expected production is appropriate based on historical reserve conversion rates.
The required level of confidence is unlikely to exist for minerals that are typically found in low-grade ore (as compared with the above), such as copper or gold. In these cases, specific areas of mineralisation have to be evaluated in detail before their economic status can be predicted with confidence.
Sometimes the calculation of depreciation for infrastructure assets, primarily rail and port, considers Measured and Indicated Resources. This is because the asset can benefit current and future mines. The measured and indicated resource may relate to mines which are currently in production or to mines where there is a high degree of confidence that they will be brought into production in the future. The quantum of Mineral Resources is determined taking into account future capital costs as required by the JORC Code. The depreciation calculation, however, applies to current mines only and does not take into account future development costs for mines which are not yet in production. Measured and Indicated Resources are currently incorporated into depreciation calculations in the Group’s Australian iron ore business.
13 Property, plant and equipment continued

Key judgement - estimation of asset lives
The useful lives of the major assets of a CGU are often dependent on the life of the orebody to which they relate. Where this is the case, the lives of mining properties, and their associated refineries, concentrators and other long-lived processing equipment are generally limited to the expected life of the orebody. The life of the orebody, in turn, is estimated on the basis of the life-of-mine plan. Where the major assets of a CGU are not dependent on the life of a related orebody, management applies judgement in estimating the remaining service potential of long-lived assets. Factors affecting the remaining service potential of smelters include, for example, smelter technology and electricity purchase contracts when power is not sourced from the Group, or in some cases from local governments permitting electricity generation from hydropower stations.

Impact of climate change on our business - estimation of asset lives
We expect there to be a higher demand for copper, aluminium, lithium and high-grade iron ore in order to meet demand for the minerals required to transition to a low-carbon economic environment, consistent with the climate change commitments of the Paris Agreement. We expect this to exceed new supply to the market and therefore increase prices. Under the Aspirational Leadership scenario, the economic cut-
off grade for our Ore Reserves is expected to be lower; in effect we would mine a greater volume of material before the mines are depleted.
We cannot quantify the difference this would make without undue cost as it would require revised mine plans, but for property, plant and equipment this increased volume of material would reduce the depreciation charge during any given period for assets that use the “Units of production” depreciation basis.

Deferred stripping	Deferred stripping
In open pit mining operations, overburden and other waste materials must be removed to access ore from which minerals can be extracted economically. The process of removing overburden and other waste materials is referred to as stripping. During the development of a mine (or, in some instances, pit; see below), before production commences, stripping costs related to a component of an orebody are capitalised as part of the cost of construction of the mine (or pit). These are then amortised over the life of the mine (or pit) on a units of production basis.
Where a mine operates several open pits that are regarded as separate operations for the purpose of mine planning, initial stripping costs are accounted for separately by reference to the ore from each separate pit. If, however, the pits are highly integrated for the purpose of mine planning, the second and subsequent pits are regarded as extensions of the first pit in accounting for stripping costs. In such cases, the initial stripping of the second and subsequent pits is considered to be production phase stripping (see below).

Key judgement - deferral of stripping costs
We apply judgement as to whether multiple pits at a mine are considered separate or integrated operations. This determines whether the stripping activities of a pit are classified as pre-production or production phase stripping and, therefore, the amortisation base for those costs.
The analysis depends on each mine’s specific circumstances and requires judgement: another mining company could make a different judgement even when the fact pattern appears to be similar.
The following factors would point towards the initial stripping costs for the individual pits being accounted for separately:
–if mining of the second and subsequent pits is conducted consecutively following that of the first pit, rather than concurrently
–if separate investment decisions are made to develop each pit, rather than a single investment decision being made at the outset
–if the pits are operated as separate units in terms of mine planning and the sequencing of overburden removal and ore mining, rather than as an integrated unit
–if expenditures for additional infrastructure to support the second and subsequent pits are relatively large
–if the pits extract ore from separate and distinct orebodies, rather than from a single orebody.
If the designs of the second and subsequent pits are significantly influenced by opportunities to optimise output from several pits combined, including the co-treatment or blending of the output from the pits, then this would point to treatment as an integrated operation for the purposes of accounting for initial stripping costs. The relative importance of each of the above factors is considered in each case.
In order for production phase stripping costs to qualify for capitalisation as a stripping activity asset, 3 criteria must be met:
–it must be probable that there will be an economic benefit in a future accounting period because the stripping activity has improved access to the orebody
–it must be possible to identify the “component” of the orebody for which access has been improved
–it must be possible to reliably measure the costs that relate to the stripping activity.
A “component” is a specific section of the orebody that is made more accessible by the stripping activity. It will typically be a subset of the larger orebody that is distinguished by a separate useful economic life (for example, a pushback).

13 Property, plant and equipment continued
Recognition and measurement of deferred stripping

Phase	Development Phase	Production Phase
Stripping activity	Overburden and other waste removal during the development of a mine before production commences.	Production phase stripping can give access to 2 benefits: the extraction of ore in the current period and improved access to ore which will be extracted in future periods.
Period of benefit	After commissioning of the mine.	Future periods after first phase is complete.	Current and future benefit are indistinguishable.
Capitalised to mining properties and leases in property, plant and equipment	During the development of a mine, stripping costs relating to a component of an orebody are capitalised as part of the cost of construction of the mine.
It may be the case that subsequent phases of
stripping will access additional ore and that
these subsequent phases are only possible
after the first phase has taken place. Where
applicable, the Group considers this on a mine-
by-mine basis. Generally, the only ore
attributed to the stripping activity asset for the
purposes of calculating the life-of-component
ratio is the ore to be extracted from the
originally identified component.
Stripping costs for the component are deferred to the extent that the current period ratio exceeds the life-of-component ratio.
Allocation to inventory	Not applicable	Not applicable
The stripping cost is allocated to inventory based
on a relevant production measure using a life-of-
component strip ratio. The ratio divides the
tonnage of waste mined for the component for the
period either by the quantity of ore mined for the
component or by the quantity of minerals
contained in the ore mined for the component. In
some operations, the quantity of ore is a more
appropriate basis for allocating costs, particularly
when there are significant by-products.

Component
A “component” is a specific section of the orebody that is made more accessible by the stripping activity. It will typically be a subset of the larger orebody that is distinguished by a separate useful economic life (for example, a pushback).

Life-of-component ratio
The life-of-component ratios are based on the Ore Reserves of the mine (and for some mines, other Mineral Resources) and the annual mine plan; they are a function of the mine design and, therefore, changes to that design will generally result in changes to the ratios. Changes in other technical or economic parameters that impact the Ore Reserves (and for some mines, other mineral resources) may also have an impact on the life-of-component ratios even if they do not affect the mine design. Changes to the ratios are accounted for prospectively.

Depreciation basis	Depreciated on a “units of production” basis based on expected production of either ore or minerals contained in the ore over the life of the component unless another method is more appropriate.
Recognition and measurement
The Group has provisions for close-down and restoration costs, which include the dismantling and demolition of infrastructure, the removal of residual materials and the remediation of disturbed areas for mines and certain refineries and smelters. The obligation may arise during development or during the production phase of a facility. These provisions are based on all regulatory requirements and any other commitments made to stakeholders. The provision excludes the impact of future disturbance that is planned to occur during the life of mine, so that it represents only existing disturbance as at the balance sheet date.
Closure provisions are not made for those operations that have no known restrictions on their lives as the closure dates cannot be reliably estimated; instead a contingent liability is disclosed. Refer to note 37 for details. This applies primarily to certain Canadian smelters that have indefinite-lived water rights from local governments permitting electricity generation from hydropower stations and are not tied to a specific orebody.
Close-down and restoration costs are a normal consequence of mining or production, and the majority of close-down and restoration expenditure is incurred in the years following closure of the mine, refinery or smelter. Although the ultimate cost to be incurred is uncertain, the
Group’s businesses estimate their costs using current restoration standards, techniques and expected climate conditions. The costs are estimated on the basis of a closure plan, and are reviewed at each reporting period during the life of the operation to reflect known developments. The estimates are also subject to formal review, with appropriate external support, at regular intervals.
The timing of closure and the rehabilitation plans for the site can be uncertain and dependent upon future capital allocation decisions, which involve estimation of future economic circumstances and business cases. In such circumstances, the closure provision is estimated using probability weighting of the different remediation and closure scenarios.
14 Close-down, restoration and environmental provisions continued
The initial close-down and restoration provision is capitalised within “Property, plant and equipment”. Subsequent movements in the close-down and restoration provisions for ongoing operations are treated as an adjustment to cost within “Property, plant and equipment”. This includes those resulting from new disturbances related to expansions or other activities qualifying for capitalisation; updated cost estimates; changes to the estimated lives of operations; changes to the timing of closure activities; and revisions to discount rates.
Changes in closure provisions relating to closed and fully impaired operations are charged/credited to “Net operating costs” in the income statement.
Where rehabilitation is conducted systematically over the life of the operation, rather than at the time of closure, provision is made for the estimated outstanding continuous rehabilitation work at each balance sheet date and the cost is charged to the income statement.
The closure provision is represented by forecast future underlying cash flows expressed in real terms at the balance sheet date. These are discounted for the time value of money based on a long-term view of low-risk market yields which includes a review of historic trends plus risks and opportunities for which future cash flows have not been adjusted, namely potential improvements in closure practices between the reporting date and the point at which rehabilitation spend takes place. The real-terms discount rate used is 2.5% (2023: 2.0%) which is applied to all locations since we expect to meet closure cash flows principally from US dollar revenues and financing, with activities coordinated by the
Group’s central closure team.
To roll forward those real-terms cash flows between periods, we identify local rates of inflation based on Producer Price Inflation (PPI) indices and, together with the real-terms discount rate, unwind the discount through the line “Amortisation of discount on provisions”, shown within
“Finance items” in the income statement. This nominal rate for cost escalation in the current financial year is estimated at the start of each half-
year and applied systematically for 6 months. At the end of each half-year we update the underlying cash flows for the latest estimate of experienced inflation, if it differs materially from our forecast, for the current financial year and record this as “changes to existing provisions”. For operating sites this adjustment usually results in a corresponding adjustment to property, plant and equipment, and for closed and fully impaired sites the adjustment is charged or credited to the income statement.
In some cases, our subsidiaries make a contribution to trust funds in order to meet or reimburse future environmental and decommissioning costs. Amounts due for reimbursement from trust funds are not offset against the corresponding closure provision unless payments into the fund have the effect of passing the closure obligation to the trust.
Environmental costs result from environmental damage that was not a necessary consequence of operations, and may include remediation, compensation and penalties. Provision is made for the estimated present value of such costs at the balance sheet date. These costs are charged to “Net operating costs”, except for the unwinding of the discount which is shown within “Amortisation of discount on provisions”.
Remediation procedures may commence soon after the time the disturbance, remediation process and estimated remediation costs become known, but can continue for many years depending on the nature of the disturbance and the remediation techniques used.
Inventories	Recognition and measurementInventories are measured at the lower of cost and net realisable value, primarily on a weighted average cost basis. Third-party production purchased for our own use that is ordinarily interchangeable in accordance with IAS 2 “Inventories” is valued on the same basis, jointly with our own production. Average costs are calculated by reference to the cost levels experienced in the relevant month together with those in opening inventory.
The cost of raw materials and purchased components, and consumable stores, is the purchase price. The cost of work in progress and finished goods and goods for resale is generally the cost of production, including directly attributable labour costs, materials and contractor expenses, the depreciation of assets used in production and production overheads.
Work in progress includes ore stockpiles and other partly processed material. Stockpiles represent ore that has been extracted and is available for further processing. If there is significant uncertainty as to if and when the stockpiled ore will be processed, the cost of such ore is expensed as mined. If the ore will not be processed within 12 months after the balance sheet date, it is included within non-current assets and net realisable value is calculated on a discounted cash flow basis. Quantities of stockpiled ore are assessed primarily through surveys and assays.
Certain estimates, including expected metal recoveries, are calculated using available industry, engineering and scientific data, and are periodically reassessed, taking into account technical analysis and historical performance.
Leases	Recognition and measurementIFRS 16 applies to the recognition, measurement, presentation and disclosure of leases. Certain leases are exempt from the standard, including leases to explore for or use minerals, oil, natural gas and similar non-regenerative resources. We apply the scope exemptions in paragraphs 3(e) and
4 of IFRS 16 and do not apply the standard to leases of any assets which would otherwise fall within the scope of IAS 38 “Intangible Assets”.
A significant proportion of our lease arrangements relate to dry bulk vessels and office properties. Other leases include land and non-mining rights, warehouses, ports, equipment and vehicles.
We recognise all lease liabilities and corresponding right-of-use assets on the balance sheet, with the exception of short-term (12 months or fewer) and low-value leases, where payments are expensed as incurred. Lease liabilities are recorded at the present value of fixed payments;
variable lease payments that depend on an index or rate; amounts payable under residual value guarantees; and extension options expected to be exercised. Where a lease contains an extension option that we can exercise without negotiation, lease payments for the extension period are included in the liability if we are reasonably certain that we will exercise the option. Variable lease payments not dependent on an index or rate are excluded from the calculation of lease liabilities at initial recognition. Payments are discounted at the incremental borrowing rate of the lessee, unless the interest rate implicit in the lease can be readily determined. For lease agreements relating to vessels, ports and properties, non-lease components are excluded from the projection of future lease payments and recorded separately within operating costs as services are being provided. The lease liability is measured at amortised cost using the effective interest method. The right-of-use asset arising from a lease arrangement at initial recognition reflects the lease liability, initial direct costs, lease payments made before the commencement date of the lease, and capitalised provision for dismantling and restoration of the underlying asset, less any lease incentives.
We recognise depreciation on right-of-use assets and interest on lease liabilities in the income statement over the lease term. Repayments of lease liabilities are separated into a principal portion (presented within financing activities) and an interest portion (which the Group presents in operating activities) in the cash flow statement. Payments made before the commencement date are included within financing activities unless they in substance represent investing cash flows, for example where pre-commencement cash flows are significant relative to aggregate cash flows of the leasing arrangement.

Other relevant judgements - accounting for renewable power purchase agreements
We have to apply judgement for certain contractual arrangements, such as renewable energy power purchase agreements (PPAs), in evaluating whether we have the right to obtain substantially all of the economic benefits from the use of the renewable energy assets, including the right to obtain physical energy these assets generate. Based on our evaluation, we determine whether an arrangement is a lease, an executory contract or a derivative. An immaterial amount was recognised as a lease at 31 December 2024 for a fixed component of the QMM renewable PPA. The Amrun PPA is a lease, which has not yet commenced and is included in capital commitments (note 37).

Financial instruments and risk management	Recognition and measurement
We classify our financial assets into those held at amortised cost and those to be measured at fair value either through the profit and loss
(FVTPL) or through other comprehensive income (FVOCI) based on the business model for managing the financial assets and the contractual terms of the cash flows.

Classification of financial asset	Amortised cost	Fair value through profit and loss	Fair value through other comprehensive income
Recognition and initial measurement
At initial recognition, trade receivables that do not
have a significant financing component are
recognised at their transaction price. Other
financial assets are initially recognised at fair
value plus related transaction costs.
		The asset is initially recognised at fair value with transaction costs immediately expensed to the income statement.	The asset is initially recognised at fair value.
Subsequent measurement	Amortised cost using the effective interest method.	Fair value movements are recognised in the income statement.
Fair value gains or losses on revaluation of such equity
investments, including any foreign exchange component,
are recognised in other comprehensive income. Dividends
are recognised in the income statement when the right to
receive payment is established.

Derecognition	Any gain or loss on derecognition or modification of a financial asset held at amortised cost is recognised in the income statement.	Not applicable.	When the equity investment is derecognised, there is no recycling of fair value gains or losses previously recognised in other comprehensive income to the income statement.
Borrowings and other financial liabilities (including trade payables but excluding derivative liabilities) are recognised initially at fair value, net of transaction costs incurred, and are subsequently measured at amortised cost.
Financial risk management objectives
Our financial risk management objectives are:
–to have in place a robust capital structure to manage the organisation through the commodity cycle
–to allow our financial exposures, mainly commodity price, foreign exchange and interest rates to, in general, float with the market.
Our Treasury and Commercial teams manage the following key economic risks generated from our operations:
–capital and liquidity risk
–credit risk
–interest rate risk
–commodity price risk
–foreign exchange risk.
These teams operate under a strong control environment, within approved limits.
(i) Capital and liquidity risk
Our capital and liquidity risk arises from the possibility that we may not be able to settle or meet our obligations as they fall due. Refer to our capital and liquidity section on page 197.
As disclosed in note 18, under the supplier finance arrangements, the Group makes payments to participating banks on the same date as stated
on the vendor’s invoice, and as such these arrangements do not give rise to additional liquidity risk.
(ii) Credit risk
Credit risk is the risk that our customers, or institutions that we hold investments with, are unable to meet their contractual obligations. We are exposed to credit risk in our operating activities (primarily from customer trade receivables); and from our investing activities that include government securities (primarily US Government), corporate and asset-backed securities, reverse repurchase agreements, money market funds, and balances with banks and financial institutions. Refer to note 17, note 22 and note 23 for an understanding of the size of, and the credit risk related to, each balance.

Share-based payments	Management Share Awards
The vesting of these awards is dependent on service conditions being met; no performance conditions apply.
The fair value of each award on the day of grant is based on the share price on the day of grant. Forfeitures prior to vesting are assumed at 7% per annum of outstanding awards (2023: 7% per
annum).
Bonus Deferral Awards
Bonus Deferral Awards provide for the mandatory deferral of 50% of the bonuses for Executive Directors and Executive Committee
members.
The vesting of these awards is dependent only on service conditions being met. The fair value of each award is based on the share price on the day of grant. Forfeitures prior to vesting are assumed at 3%
per annum of outstanding awards (2023: 3% per annum).
Global Employee Share Plans
The Global Employee Share Plans were re-approved by shareholders in 2021. Under these plans, the companies provide a Matching share award for each Investment share purchased by a participant. The vesting of Matching awards is dependent on service conditions being met and the continued holding of Investment shares by the participant until vesting. These awards are settled in equity including the dividends accumulated from date of award to vesting. The fair value of each Matching share on the day of grant is equal to the share price on the date of purchase less a deduction of 15% (5% per annum) for estimated cancellations (caused by employees withdrawing their
Investment shares prior to vesting) in addition to a deduction for forfeitures prior to vesting which are assumed at 5% per annum of outstanding awards (2023: 5% per annum).
The PSA, MSA, BDA and awards under the Global Employee Share
Plans and UK Share Plan together represent 100% (2023: 100%) of the total IFRS 2 “Share-based Payment” charge for Rio Tinto plc and
Rio Tinto Limited plans in 2024.
Recognition and measurement
These plans are accounted for in accordance with the fair value recognition provisions of IFRS 2.
The fair value of the Group’s share plans is recognised as an expense over the expected vesting period with an offset to retained earnings for Rio Tinto plc plans and to other reserves for Rio Tinto Limited plans.
The Group uses fair values provided by independent actuaries calculated using a Monte Carlo simulation model where required.
The terms of each plan are considered at the balance sheet date to determine whether the plan should be accounted for as equity-settled or cash-settled. The Group does not operate any material plans as cash-settled although certain awards can be settled in cash at the discretion of the Directors or where settling awards in equity is challenging or prohibited by local laws and regulations. The value of these awards is immaterial.

Post-retirement benefits	Description of plans
The Group operates a number of pension and post-retirement healthcare plans which provide lump sums, pensions, medical benefits and life insurance to retirees. Some of these plans are defined contribution and some are defined benefit, with assets held in separate trusts, foundations and similar entities.
Defined benefit pension and post-retirement healthcare plans expose the Group to a number of risks.

Uncertainty in benefit payments
The value of the Group’s liabilities for post-retirement benefits will ultimately depend on the amount of benefits paid out.
This in turn will depend on the level of future pay increases, the level of inflation (for those benefits that are subject to some form of inflation protection) and how long individuals live.

Volatility in asset values	The Group is exposed to future movements in the values of assets held in pension plans to meet future benefit payments.
Uncertainty in cash funding
Movements in the values of the obligations or assets may result in the Group being required to provide higher levels of cash funding, although changes in the level of cash required can often be spread over a number of years. In some countries control over the rate of cash funding or over the investment policy for pension assets might rest to some extent with a trustee body or other body that is not under the Group’s direct control. In addition the Group is also exposed to adverse changes in pension regulation.

For these reasons, the Group has a policy of moving away from defined benefit pension provisions and towards defined contribution arrangements. The defined benefit pension plans for non-unionised employees are closed to new entrants in all countries. For unionised employees, some plans remain open.
The Group does not usually participate in multi-employer plans in which the risks are shared with other companies using those plans. The
Group’s participation in such plans is immaterial and therefore no detailed disclosures are provided in this note.
28 Post-retirement benefits continued
Pension plans
The majority of the Group’s defined benefit pension obligations are in Canada, the UK, the US and Switzerland. In Australia the main arrangements are principally defined contribution in nature, but there are sections providing defined benefits linked to final pay. The features of the Group’s defined benefit pension obligations are summarised as follows.

	Calculation of benefit	Regulatory requirements	Governing body
Canada	Linked to final average pay for non-unionised employees. For unionised employees linked to final average pay or to a flat monetary amount per year of service.	Regulatory requirements in the relevant provinces and territories (predominantly Quebec).	Pension committee, a number of members are appointed by the sponsor and a number appointed by plan participants. In some cases, independent committee members are also appointed.
UK	Linked to final pay, subject to an earnings cap.	Regulatory requirements that apply to UK pension plans.	Trustee board, a number of directors appointed by the sponsor and a number appointed by plan participants and an independent trustee director.
US	Linked to final average pay for non-unionised employees and to a flat monetary amount per year of service for unionised employees.	US regulations.	Benefit Governance Committee. Members are appointed by the sponsor.
Switzerland	Linked to final average pay.	Swiss regulations.	Trustee board. Members are appointed by the plan sponsor, by employees and by retirees.
Australia	Linked to final pay and typically paid in lump sum form.	Local regulations in Australia.	An independent financial institution. One-third of the board positions are nominated by employers. Remaining positions are filled by independent directors and directors nominated by participants.
The Group also operates a number of unfunded defined benefit plans, which are included in the reported defined benefit obligations.
Post-retirement healthcare plans
Certain subsidiaries of the Group, mainly in the US and Canada, provide healthcare and life insurance benefits to retired employees and in some cases to their beneficiaries and covered dependants. Eligibility for coverage is dependent upon certain age and service criteria. These arrangements are unfunded, and are included in the reported defined benefit obligations.
Plan assets
The assets of the pension plans are invested predominantly in a diversified range of bonds, equities, property and qualifying insurance policies.
Consequently, the funding level of the pension plans is affected by movements in interest rates and also in the level of equity markets. The
Group monitors its exposure to changes in interest rates and equity markets and also measures its balance sheet pension risk using a value at risk approach. These measures are considered when deciding whether significant changes in investment strategy are required.
Investment strategy reviews are conducted on a periodic basis to determine the optimal investment mix. This is performed while bearing in mind the risk tolerance of the Group and local sponsor companies, and the views of the Pension Committees and trustee boards who are legally responsible for the plans’ investments. The assets of the pension plans may also be invested in qualifying insurance policies which provide a stream of payments to match the benefits being paid out by the plans. This would therefore remove the investment, inflation and longevity risks.
28 Post-retirement benefits continued
In Canada, the UK and Switzerland, the Group works with the governing bodies to ensure that the investment policy adopted is consistent with the Group’s tolerance for risk. In the US, the Group has direct control over the investment policy, subject to local investment regulations.